Taxation - Reconciliations of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliations of the income tax expenses
(Loss)/Income before income tax	¥ 10,451,763	$ 1,472,100	¥ (2,159,355)	¥ (152,812)
Income tax (benefit)/expense computed at PRC statutory income tax rate of 25%	2,612,941		(539,839)	(38,203)
Tax effect of tax-exempt entity and preferential tax rate	(1,613,371)		(321,507)	(89,928)
Tax effect of Super R&D Deduction and others	(1,055,404)		(648,317)	(314,141)
Non-deductible expenses	512,572		566,597	318,185
Change in valuation allowance	(1,814,100)		816,059	292,730
Income tax expense/ (benefit)	¥ (1,357,362)	$ (191,180)	¥ (127,007)	¥ 168,643
PRC statutory tax rate (in percent)	25.00%	25.00%